EIP Receivables - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
EIP receivables, gross amount	$ 50,072	$ 36,311
2degrees | New Zealand
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment period for certain wireless subscribers	36 months
Nueva Tel | Bolivia
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment period for certain wireless subscribers	18 months
Nueva Tel
Accounts, Notes, Loans and Financing Receivable [Line Items]
EIP receivables, gross amount	$ 2,100
Weighted Average
Accounts, Notes, Loans and Financing Receivable [Line Items]
EIP receivables weighted average imputed interest rates	6.63%	6.76%